Stock-based compensation (Details Textual)		3 Months Ended		9 Months Ended
	May 05, 2017 shares	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) shares	Sep. 30, 2017 CAD / shares	Sep. 30, 2016 USD ($) shares	May 23, 2017 $ / shares	May 09, 2017 $ / shares
Allocated Share-based Compensation Expense | $		$ 2,861	$ 4,498	$ 200,000		$ 100,000
Bonus Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period | shares	100,000
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures | shares				65,000		100,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | CAD / shares					CAD 0.62
Employee Stock Option [Member] | Range Six [Member]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | CAD / shares					CAD 0.62
Mason Resources Corp [Member]
Share Price | $ / shares							$ 0.45	$ 0.45